Acquisitions and Dispositions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Business Combination, Consideration Transferred		$ 28,000,000
Gain (Loss) on Disposition of Business	$ (1,800,000,000)	(9,000,000)	$ (1,683,000,000)	$ (95,000,000)
Proceeds from Divestiture of Businesses and Interests in Affiliates		1,000,000	95,000,000	169,000,000
Income (Loss) from Continuing Operations Attributable to Parent		546,000,000	413,000,000	(43,000,000)
Dispositions and Held-for-Sales Businesses
Asset Retirement Obligation, Revision of Estimate		35,000,000	13,000,000
Goodwill, Written off Related to Sale of Business Unit		41,000,000
Goodwill	$ 1,177,000,000	362,000,000	$ 1,177,000,000	1,061,000,000
JORDAN | AES Jordan
Dispositions and Held-for-Sales Businesses
Equity Method Investment, Ownership Percentage	10.00%		10.00%
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Mong Duong Subsidiary [Member]
Dispositions and Held-for-Sales Businesses
Disposal Group Not Discontinued Operation Ownership Interest Sold	51.00%		51.00%
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Mong Duong Finance Holdings B.V._Related Party [Member]
Dispositions and Held-for-Sales Businesses
Disposal Group Not Discontinued Operation Ownership Interest Sold	51.00%		51.00%
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | JORDAN
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax		(6,000,000)	$ 21,000,000	20,000,000
Assets Carrying Amount Disclosure Nonrecurring		164,000,000
Proceeds from Divestiture of Businesses			$ 58,000,000
Dispositions and Held-for-Sales Businesses
Disposal Group Not Discontinued Operation Ownership Interest Sold	26.00%		26.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax			$ 40,000,000	57,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Redondo Beach [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	$ 24,000,000		24,000,000
Dispositions and Held-for-Sales Businesses
Gain (Loss) on Disposition of Assets			41,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Kazakhstan Hydro [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business			(30,000,000)
Proceeds from Divestiture of Businesses and Interests in Affiliates					$ 75,000,000
Dispositions and Held-for-Sales Businesses
Proceeds from Legal Settlements			45,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Itabo Disposal Group
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax			5,000,000	41,000,000
Proceeds from Divestiture of Businesses and Interests in Affiliates		$ 88,000,000
Dispositions and Held-for-Sales Businesses
Disposal Group Not Discontinued Operation Ownership Interest Sold		43.00%
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Estrella del Mar I
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax			0	5,000,000
Proceeds from Divestiture of Businesses and Interests in Affiliates		$ 6,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Uruguaiana [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business			(95,000,000)
Dispositions and Held-for-Sales Businesses
Guaranty Liabilities	$ 22,000,000		22,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Alto Maipo
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, Attributable to Parent, before Income Tax			$ 35,000,000	$ 11,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | AES Tiete Inova Solucoes
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates		20,000,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Colon [Domain]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates		51,000,000
Kazakhstan Hydro [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Dispositions and Held-for-Sales Businesses
Disposal Group Not Discontinued Operation Ownership Interest Sold					100.00%
Itabo Disposal Group | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business		4,000,000
AES Tiete Inova Solucoes | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business		(1,000,000)
Alto Maipo
Dispositions and Held-for-Sales Businesses
Goodwill						$ 868,000,000
Alto Maipo | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business		2,074,000,000
Dispositions and Held-for-Sales Businesses
Goodwill, Written off Related to Sale of Business Unit		224,000,000
Colon [Domain] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Business		$ 6,000,000